Adjusted earnings before interest, tax, depreciation and amortisation (Adjusted EBITDA)	12 Months Ended
Dec. 31, 2018
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Adjusted earnings before interest, tax, depreciation and amortisation (Adjusted EBITDA)
39	Adjusted earnings before interest, tax, depreciation and amortisation (Adjusted EBITDA)

Management has supplementally presented the performance measure Adjusted EBITDA because it monitors this performance measure at a consolidated level and it believes that this measure is relevant to an understanding of the Group’s financial performance. Adjusted EBITDA is calculated by adjusting profit from continuing operations to exclude the impact of taxation, net finance costs, depreciation, amortisation, government grants related to depreciation and share of profit of equity method investees.

Adjusted EBITDA is not a defined performance measure in IFRS. The Group’s definition of Adjusted EBITDA may not be comparable with similarly titled performance measures and disclosures by other entities.

The following table shows the reconciliation of Adjusted EBITDA to profit (loss) for the years ended December 31, 2018 and 2017.

	2018	2017
Profit (Loss) for the year	33,119	(30,845)
Income tax expense	7,429	2,886

Profit (Loss) before tax	40,548	(27,959)
Adjustments for:
- Net finance income (costs)	(66,296)	4,004
- Share of profit (loss) of equity-method investees	290	—
- Depreciation	10,154	10,861
- Amortisation	910	1,569
- Government grants	(1,061)	(1,068)

Adjusted EBITDA	(15,455)	(12,593)